Unaudited Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,019	$ 1,658	$ 1,658	$ 2,229	$ 1,666	$ 1,322	$ 1,369	$ 1,920	$ 7,564	$ 6,277	$ 5,699
Operating Income	274	357	229	211	192	232	171	273	1,071	868	1,003
Income (loss) from continuing operations	137	251	151	143	139	163	(88)	182	682	396	1,708
Income (loss) from discontinued operations, net of tax	20	19	44	26	(19)	(5)	13	(17)	109	(28)	84
Income (loss) available to common shareholders	$ 128	$ 241	$ 165	$ 140	$ 90	$ 153	$ (75)	$ 165	$ 674	$ 333	$ 1,792
Basic earnings per common share from continuing operations	$ 0.21	$ 0.44	$ 0.24	$ 0.23	$ 0.22	$ 0.36	$ (0.20)	$ 0.42	$ 1.12	$ 0.80	$ 3.96
Basic earnings per common share from discontinued operations	0.04	0.04	0.09	0.05	(0.04)	(0.01)	0.03	(0.04)	0.22	(0.06)	0.20
Basic earnings per common share (in dollars per share)	0.25	0.48	0.33	0.28	0.18	0.35	(0.17)	0.38	1.34	0.74	4.16
Diluted earnings per common share from continuing operations	0.21	0.44	0.24	0.23	0.22	0.36	(0.20)	0.42	1.12	0.80	3.94
Diluted earnings per common share from discontinued operations	0.04	0.03	0.09	0.05	(0.04)	(0.01)	0.03	(0.04)	0.21	(0.06)	0.19
Diluted earnings per common share (in dollars per share)	$ 0.25	$ 0.47	$ 0.33	$ 0.28	$ 0.18	$ 0.35	$ (0.17)	$ 0.38	$ 1.33	$ 0.74	$ 4.13
Net Income									$ 791	$ 368	$ 1,792
CenterPoint Energy Houston Electric, LLC
Revenues	$ 680	$ 859	$ 765	$ 686	$ 728	$ 897	$ 854	$ 755	2,990	3,234	2,998
Operating Income	99	269	169	81	98	227	181	119	618	625	637
Net Income	44	185	100	27	40	143	101	52	356	336	433
CenterPoint Energy Resources Corp.
Revenues	860	420	526	1,212	933	422	511	1,165	3,018	3,031	2,688
Operating Income	105	18	27	160	101	(1)	6	153	310	259	334
Income (loss) from continuing operations	87	(10)	2	110	61	(36)	(20)	93	189	98	500
Income (loss) from discontinued operations, net of tax	(34)	3	26	28	(28)	45	56	37	23	110	245
Income (loss) available to common shareholders	$ 53	$ (7)	$ 28	$ 138	$ 33	$ 9	$ 36	$ 130
Net Income									$ 212	$ 208	$ 745